ACCOUNTS RECEIVABLE AND CONTRACT ASSETS (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Accounts receivable	$ 140,639	$ 0
Contract assets	278,000	$ 0
Total accounts receivable and contract assets	$ 418,639